Fixed Assets (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
John Keeler & Co., Inc. [Member]
Depreciation and amortization expense of fixed assets	$ 46,654	$ 46,934	$ 62,400	$ 62,353